Goldman Sachs Nasdaq-100 Premium Income ETF Average Annual Total Returns		12 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq 100 (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.02%	28.85%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	26.07%
Goldman Sachs Nasdaq-100 Premium Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.83%	24.97%
Performance Inception Date	Oct. 24, 2023
Goldman Sachs Nasdaq-100 Premium Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.18%	22.42%
Goldman Sachs Nasdaq-100 Premium Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	18.59%